Other equity reserves	12 Months Ended
Mar. 31, 2019
Other equity reserves
Other equity reserves

16.         Other equity reserves

The total share based payments reserve at March 31, 2019 was €29.0m (2018: €21.3m; 2017: €14.9m). The treasury reserve amounted to €nil at March 31, 2019 (2018: €nil; 2017: €nil). The total cash-flow hedge reserve amounted to positive €274.6m at March 31, 2019 (2018: negative €359.7m; 2017: positive €221.9m). Further details of the group’s derivatives are set out in Notes 5 and 11 to the consolidated financial statements.